Goodwill and Other Intangible Assets (Details) - Schedule of goodwill - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Goodwill [Line Items]
Balance at beginning	$ 7,929	$ 8,139
Changes during the year ended December 31, 2021:
Functional currency translation adjustments	(144)	(210)
Balance at ending	7,785	7,929
Billing and related services [Member]
Goodwill [Line Items]
Balance at beginning	5,430	5,430
Changes during the year ended December 31, 2021:
Functional currency translation adjustments
Balance at ending	5,430	5,430
Messaging [Member]
Goodwill [Line Items]
Balance at beginning	2,499	2,709
Changes during the year ended December 31, 2021:
Functional currency translation adjustments	(144)	(210)
Balance at ending	$ 2,355	$ 2,499